Provisions - Disclosure of Movement of Provisions for Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Provisions [Roll Forward]
Balance as of January 1	$ 6,506	$ 8,050	$ 15,630
Additional provisions recognized	5,193	3,209	4,240
Unused provisions reversed	0	(62)	(4,449)
Provisions used	(5,620)	(4,684)	(5,884)
Exchange differences on translation	(420)	(7)	(1,487)
Balance as of December 31	$ 5,659	$ 6,506	$ 8,050